Note 17 - Subsequent Events (Details Textual) - USD ($) $ in Thousands		2 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended
	Apr. 24, 2023	Nov. 21, 2024	Nov. 18, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Proceeds from Issuance or Sale of Equity, Gross	$ 12,400
Payments of Dividends						$ 347	$ (0)
Stock Redeemed or Called During Period, Value				$ 772
Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)				1,116
Conversion of Stock, Shares Issued (in shares)				313,071
Subsequent Event [Member] | Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)		3,104
Conversion of Stock, Shares Issued (in shares)		2,322,875
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)				1,400,000	1,400,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)		4,300,000	4,300,000
Proceeds from Issuance or Sale of Equity, Gross		$ 3,400
Payments of Dividends		100
Stock Redeemed or Called During Period, Value		$ 900
Stock Redeemed or Called During Period, Shares (in shares)		794
Stock Redeemed or Called During Period, Value, Net		$ 1,000